Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 4,851	$ 5,620
Deferred compensation	1,386	1,223
Intangible assets		50
Pension costs	198	996
Impairment losses		146
Other	122	133
Deferred tax asset	6,557	8,168
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(351)	(466)
Discount accretion on securities	(63)	(77)
Purchase accounting adjustments	(1,189)	(1,465)
FHLB stock dividends	(1,687)	(2,249)
Unrealized gain on securities available for sale	(1,922)	(176)
Other	(196)	(174)
Deferred tax liability	(5,408)	(4,607)
Net deferred tax asset	$ 1,149	$ 3,561